Concentration of risk (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Federally bank insured limits	$ 250,000
Cash deposit balance	$ 5,188,733
Revenues [Member]
Concentration risk percentage	10.00%	10.00%